Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments [Table]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 104.2	$ 88.2
Cash outflow for leases	$ 112.0	$ 96.1